Retirement Plan	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Retirement Plan
12. Retirement Plan
The Company maintains a defined-contribution plan under Section 401(k) of the Internal Revenue Code of 1986 (the “401(k) Plan”). The Company’s 401(k) Plan covers all eligible employees and allows participants to defer a portion of their annual compensation on a pre-tax
basis. Employees of the Company may participate in the 401(k) plan immediately upon hiring, as there are no age or service requirements. The Company does not match employee contributions.